Cash and cash equivalents and short-term financial assets - Cash and cash equivalents and short-term financial assets (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2023	Dec. 31, 2022
Cash and cash equivalents and short-term financial assets
Short-term financial assets due in one year or less	SFr 53,000	SFr 91,000